1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
1. Summary of Significant Accounting Policies
Schedule of premises and equipment
Buildings and improvements	10- 50 years
Furniture and equipment	3 - 10 years

Reconciliations of the amounts used in the computation of both basic earnings per common share and diluted earnings per common share
For the year ended December 31, 2021
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$15,133	5,576,099	$2.71
Effect of dilutive securities:
Restricted stock units - unvested	-	13,935
Shares held in deferred comp plan		158,831
Diluted earnings per share	$15,133	5,748,865	$2.63
For the year ended December 31, 2020
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$11,357	5,657,025	$2.01
Effect of dilutive securities:
Restricted stock units - unvested	-	14,203
Shares held in deferred comp plan	-	150,394
Diluted earnings per share	$11,357	5,821,622	$1.95